Transactions with Related Parties:	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Transactions with Related Parties:

3.       Transactions with Related Parties:

Except for what is described below, details of the Company’s transactions with related parties did not change in the six-month period ended June 30, 2020 and are discussed in Note 3 of the Company’s consolidated financial statements for the year ended December 31, 2019, included in the 2019 Annual Report.

During the second quarter of 2020, the Company together with Golden Ocean Group, Bocimar International NV and Oceanbulk Maritime S.A (collectively the “Short Pool Members”) have agreed to enter into Contracts of Affreightment (“COAs”) with major miners and commodity traders to transport dry bulk commodities at fixed freight rates (the “Short Pool”). The Short Pool Members may use own vessels or charter-in from the market to perform the COAs. During the second quarter of 2020 the Company earned $1,108 from such arrangement, which is included within “Voyage revenues” in the unaudited condensed consolidated statement of operations.

In May 2020, the Company received credit committee approval from Piraeus Bank for a loan of up to $50,350 (Note 15). One of the Company’s independent members of the board of directors currently serves as executive member of this financial institution. This director is not involved in the Company’s decisions with regards to the loan from this financial institution.

Transactions and balances with related parties are analyzed as follows:

Balance Sheets

	December 31, 2019	June 30, 2020
Due from related parties
Oceanbulk Maritime and its affiliates	$327	$86
Interchart	11	3
AOM	195	—
Starocean	41	35
Product Shipping & Trading S.A.	16	16
Due from related parties	$590	$140

Due to related parties
Management and Directors Fees	$246	$169
Sydelle	19	—
Augustea Technoservices Ltd.	2,879	1,803
Coromel Maritime Limited	873	—
Due to related parties	$4,017	$1,972

Statements of Operations

	Six months ended June 30,
	2019	2020
Voyage expenses:
Voyage expenses-Interchart	$(1,950)	(1,890)
General and administrative expenses:
Consultancy fees	(328)	(327)
Directors compensation	(87)	(87)
Office rent - Combine Marine Ltd. & Alma Properties	(9)	(19)
General and administrative expenses - Oceanbulk Maritime and its affiliates	(78)	(143)
Management fees:
Management fees- Augustea Technoservices Ltd.	(3,254)	(3,276)
Management fees- Songa Shipmanagement Ltd.	(32)	—
Charter-in hire expenses:
Charter - in hire expenses - AOM	—	(1,654)
Charter - in hire expenses - Sydelle	—	(540)
Charter - in hire expenses - Coromel	—	(249)